Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Notes to Consolidated Financial Statements [Abstract]
Accrued Liabilities
ACCRUED LIABILITIES

(dollars in millions)	2013	2012
Advances on sales contracts and service billings	$6,444	$5,936
Accrued salaries, wages and employee benefits	1,901	2,176
Income taxes payable	540	1,143
Litigation and contract matters	526	563
Service and warranty accruals	505	479
Interest payable	481	494
Accrued restructuring costs	337	389
Accrued property, sales and use taxes	280	291
Accrued workers compensation	218	233
Other	4,103	3,606
	$15,335	$15,310